28. SHARE-BASED COMPENSATION PLANS (Details)	12 Months Ended
	Dec. 31, 2017 shares CAD / shares	Dec. 31, 2016 shares CAD / shares	Dec. 31, 2015 shares CAD / shares
Share-based Compensation Plans
Number of options granted | shares			418,606
Weighted average fair value of options granted | CAD / shares			CAD 14.80